Significant events and debt instruments incurred in the year - Schedule of debt incurred (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Cosan Corporate [member] | Debentures, 1 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Mar. 12, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.60%
Funding costs	R$ (46,633)
Value	R$ 1,500,000
Maturity	01/27/2029
Cosan Corporate [member] | Debentures, 2 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Mar. 12, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.70%
Funding costs	R$ (13,797)
Value	R$ 500,000
Maturity	03/27/2030
Cosan Corporate [member] | Debentures, 3 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Mar. 12, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	1.00%
Funding costs	R$ (13,721)
Value	R$ 500,000
Maturity	03/27/2032
Compass [member] | Debentures, 1 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Jan. 10, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	DI + spread
Borrowings, adjustment to interest rate basis	0.50%
Funding costs
Value	R$ 410,000
Maturity	01/07/2027
Compass [member] | Debentures, 2 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Feb. 18, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	7.44%
Funding costs	R$ (18,546)
Value	R$ 800,000
Maturity	01/15/2033
Compass [member] | Debentures, 3 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Nov. 17, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.45%
Funding costs	R$ (511)
Value	R$ 200,000
Maturity	11/15/2029
Compass [member] | Loan 4.131 | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Mar. 20, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.78%
Funding costs	R$ (859)
Value	R$ 350,000
Maturity	03/20/2026
Compass [member] | Institutional Debentures | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	May 19, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.45%
Funding costs	R$ (2,414)
Value	R$ 1,500,000
Maturity	05/15/2028
Compass [member] | Debentures 12,431 | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Oct. 09, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.80%
Funding costs	R$ (11,974)
Value	R$ 300,000
Maturity	09/15/2037
Compass [member] | Debentures 12,431 | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Oct. 09, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.58%
Funding costs	R$ (32,200)
Value	R$ 700,000
Maturity	09/15/2040
Compass [member] | Commercial notes | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Nov. 26, 2025
Incidence of interest	Settlement
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	1.20%
Funding costs
Value	R$ 53,900
Maturity	03/31/2026
Compass [member] | BNDES | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Dec. 17, 2025
Incidence of interest	Monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	9.00%
Funding costs	R$ (1,369)
Value	R$ 26,675
Maturity	09/16/2041
Compass [member] | BNDES [member] | Fixed interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Dec. 17, 2025
Incidence of interest	Monthly
Borrowings, interest rate basis	Fixed rate
Funding costs	R$ (105)
Value	R$ 215,825
Maturity	09/16/2041
Rumo [member] | Debentures, 1 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Mar. 28, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	7.47%
Funding costs	R$ (17,020)
Value	R$ 434,949
Maturity	03/28/2037
Rumo [member] | Debentures, 2 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Mar. 28, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	7.53%
Funding costs	R$ (63,990)
Value	R$ 1,365,051
Maturity	03/28/2040
Rumo [member] | Debentures, 3 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Sep. 29, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	6.58%
Funding costs	R$ (46,187)
Value	R$ 1,000,000
Maturity	10/15/2040
Rumo [member] | Debentures, 4 [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Dec. 16, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	7.40%
Funding costs	R$ (12,152)
Value	R$ 750,000
Maturity	12/15/2040
Rumo [member] | BNDES | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Dec. 18, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	IPCA
Borrowings, adjustment to interest rate basis	8.81%
Funding costs	R$ (1,681)
Value	R$ 26,959
Maturity	09/15/2035
Rumo [member] | BNDES [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Dec. 18, 2025
Incidence of interest	Six-monthly
Borrowings, interest rate basis	TR
Borrowings, adjustment to interest rate basis	2.81%
Funding costs	R$ (1,681)
Value	R$ 26,959
Maturity	09/15/2035
Moove [member] | Loan 4.131 | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Jan. 16, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	CDI
Borrowings, adjustment to interest rate basis	0.50%
Funding costs
Value	R$ 500,000
Maturity	01/18/2028
Moove [member] | Credit Note export [member] | Floating interest rate [member]
Significant events and debt instruments incurred in the year
Borrowings, Date of issuance	Dec. 19, 2025
Incidence of interest	Yearly
Borrowings, interest rate basis	USD
Borrowings, adjustment to interest rate basis	4.52%
Funding costs
Value	R$ 275,700
Maturity	12/17/2027